Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Interest, Dividend and Fee Income
Loans	$ 4,197	$ 4,081	$ 3,849	$ 8,278	$ 7,878
Securities (Note 2)	1,252	1,067	1,002	2,319	1,992
Deposits with banks	74	58	50	132	94
Interest, Dividend and Fee Income	5,523	5,206	4,901	10,729	9,964
Interest Expense
Deposits	854	705	817	1,559	1,738
Subordinated debt	51	45	51	96	109
Other liabilities	716	437	578	1,153	1,084
Interest Expense	1,621	1,187	1,446	2,808	2,931
Net Interest Income	3,902	4,019	3,455	7,921	7,033
Non-Interest Revenue
Securities commissions and fees	281	282	300	563	585
Deposit and payment service charges	332	329	306	661	611
Trading revenues (Note 12)	3,629	799	47	4,428	259
Lending fees	334	385	343	719	699
Card fees	143	131	122	274	203
Investment management and custodial fees	441	466	476	907	958
Mutual fund revenues	332	356	396	688	770
Underwriting and advisory fees	308	434	404	742	662
Securities gains, other than trading (Note 2)	86	138	111	224	213
Foreign exchange gains, other than trading	59	22	63	81	87
Insurance revenues	(673)	192	(163)	(481)	581
Investments in associates and joint ventures	50	66	60	116	116
Other	94	104	156	198	274
Non-Interest Revenue	5,416	3,704	2,621	9,120	6,018
Total Revenue	9,318	7,723	6,076	17,041	13,051
Provision for (Recovery of) Credit Losses (Note 3)	50	(99)	60	(49)	216
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	(808)	81	(283)	(727)	318
Non-Interest Expense
Employee compensation	2,087	2,299	2,042	4,386	4,161
Premises and equipment	850	828	863	1,678	1,667
Amortization of intangible assets	147	150	158	297	314
Advertising and business development	115	106	97	221	163
Communications	75	64	72	139	136
Professional fees	180	155	147	335	283
Other	259	244	1,030	503	1,298
Non-Interest Expense	3,713	3,846	4,409	7,559	8,022
Income Before Provision for Income Taxes	6,363	3,895	1,890	10,258	4,495
Provision for income taxes (Note 10)	1,607	962	587	2,569	1,175
Net Income	$ 4,756	$ 2,933	$ 1,303	$ 7,689	$ 3,320
Earnings Per Share (Canadian $) (Note 9)
Basic	$ 7.15	$ 4.44	$ 1.91	$ 11.61	$ 4.94
Diluted	7.13	4.43	1.91	11.57	4.93
Common shares [member]
Earnings Per Share (Canadian $) (Note 9)
Dividends per common share	$ 1.33	$ 1.33	$ 1.06	$ 2.66	$ 2.12